Prepaid and Other Current Assets (Details) - Schedule of prepaid and other current assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Prepaid and Other Current Assets [Abstract]
Prepaid insurance	$ 624,033	$ 743,750
Other prepaid expense	55,356	12,590
Security deposit	122,570	13,485
Total prepaid and other current assets	$ 801,959	$ 769,825